Schedule of Investments (unaudited) March 31, 2024	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 9.5%
A O Smith Corp.	40,576	$3,629,929
Carlisle Cos., Inc.	22,950	8,992,957
Cie de Saint-Gobain SA	143,250	11,118,163
Kingspan Group PLC(a)	89,765	8,175,471
Trane Technologies PLC	52,150	15,655,430

		47,571,950

Chemicals — 3.0%
Air Liquide SA	35,768	7,441,480
Linde PLC	15,978	7,418,905

		14,860,385

Commercial Services & Supplies — 4.8%
Republic Services, Inc.	61,650	11,802,276
Waste Management, Inc.	57,650	12,288,098

		24,090,374

Construction & Engineering — 6.1%
Quanta Services, Inc.	44,710	11,615,658
Vinci SA	148,150	19,011,878

		30,627,536

Electric Utilities — 25.5%
American Electric Power Co., Inc.(b)	71,700	6,173,370
Duke Energy Corp.(b)	140,018	13,541,141
EDP - Energias de Portugal SA	1,972,500	7,695,966
Enel SpA	2,666,525	17,603,053
Exelon Corp.(b)	272,808	10,249,396
Neoenergia SA	854,650	3,467,745
NextEra Energy, Inc.(b)(c)	506,680	32,381,920
PG&E Corp.	682,650	11,441,214
Southern Co.	152,600	10,947,524
SSE PLC	481,500	10,038,304
Xcel Energy, Inc.	76,940	4,135,525

		127,675,158

Electrical Equipment — 7.6%
Eaton Corp. PLC	19,940	6,234,839
Hubbell, Inc.	12,150	5,042,858
Prysmian SpA	118,100	6,159,377
Schneider Electric SE	19,810	4,478,573
Sunrun, Inc.(a)	140,600	1,853,108
Vestas Wind Systems A/S(a)	500,371	13,957,148

		37,725,903

Electronic Equipment, Instruments & Components — 1.4%
Rogers Corp.(a)	27,250	3,234,302
Samsung SDI Co. Ltd.	10,750	3,812,529

		7,046,831

Ground Transportation — 3.0%
Canadian Pacific Kansas City Ltd.	83,750	7,384,196
Union Pacific Corp.	29,750	7,316,417

		14,700,613

Independent Power and Renewable Electricity Producers — 5.4%
China Longyuan Power Group Corp. Ltd., Class H	3,620,000	2,539,506
EDP Renovaveis SA	489,480	6,628,622
Orron Energy AB(a)	3,401,100	2,259,157
RWE AG	452,845	15,390,926

		26,818,211

Machinery — 6.6%
Atlas Copco AB	959,650	14,173,978

Security	Shares	Value

Machinery (continued)
Ingersoll Rand, Inc.	121,950	$11,579,153
Spirax-Sarco Engineering PLC	57,050	7,238,275

		32,991,406

Multi-Utilities — 10.8%
CenterPoint Energy, Inc.	175,550	5,001,419
CMS Energy Corp.(b)	169,260	10,213,148
Dominion Energy, Inc.(b)	116,798	5,745,294
National Grid PLC	513,774	6,922,590
Public Service Enterprise Group, Inc.(c)	184,792	12,340,410
Sempra(c)	194,200	13,949,386

		54,172,247

Oil, Gas & Consumable Fuels — 10.8%
Cheniere Energy, Inc.(c)	70,350	11,346,048
Hess Midstream LP, Class A	110,400	3,988,752
Pembina Pipeline Corp.	191,600	6,762,686
Targa Resources Corp.	77,800	8,712,822
TC Energy Corp.	237,300	9,537,198
Williams Cos., Inc.(c)	352,805	13,748,811

		54,096,317

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	25,574	5,058,282
ASML Holding NV	6,300	6,107,604
Canadian Solar, Inc.(a)(d)	88,290	1,744,610
First Solar, Inc.(a)	16,434	2,774,059
ON Semiconductor Corp.(a)(d)	63,200	4,648,360
STMicroelectronics NV	110,850	4,770,793

		25,103,708

Total Long-Term Investments — 99.5% (Cost: $350,961,176)		497,480,639

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	729,132	729,423
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(e)(f)	9,244,554	9,244,554

Total Short-Term Securities — 2.0% (Cost: $9,974,040)		9,973,977

Total Investments Before Options Written — 101.5% (Cost: $360,935,216)		507,454,616

Options Written — (1.3)%
(Premiums Received: $(4,043,794))		(6,321,936)

Total Investments, Net of Options Written — 100.2% (Cost: $356,891,422)		501,132,680
Liabilities in Excess of Other Assets — (0.2)%		(959,837)

Net Assets — 100.0%		$500,172,843

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$729,486	(a)	$—		$—	$(63)	$729,423	729,132	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,318,307	3,926,247	(a)	—		—	—	9,244,554	9,244,554	95,850		—
SL Liquidity Series, LLC, Money Market Series(b)	1,297,977	—		(1,298,002	)(a)	25	—	—	—	925	(c)	—

						$25	$(63)	$9,973,977		$96,775		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
First Solar, Inc.	22	04/05/24	USD	155.00	USD	371	$(31,845)
PG&E Corp.	136	04/05/24	USD	17.00	USD	228	(1,088)
Waste Management, Inc.	153	04/05/24	USD	210.00	USD	3,261	(61,200)
Cheniere Energy, Inc.	82	04/12/24	USD	160.00	USD	1,322	(26,650)
Southern Co.	280	04/12/24	USD	71.00	USD	2,009	(36,400)
Williams Cos., Inc.	603	04/12/24	USD	37.00	USD	2,350	(138,690)
American Electric Power Co., Inc.	136	04/19/24	USD	78.47	USD	1,171	(109,049)
Canadian Pacific Kansas City, Ltd.	197	04/19/24	CAD	118.00	CAD	2,353	(34,905)
Carlisle Cos., Inc.	24	04/19/24	USD	360.00	USD	940	(79,920)
CenterPoint Energy, Inc.	310	04/19/24	USD	27.61	USD	883	(34,408)
Dominion Energy, Inc.	127	04/19/24	USD	45.00	USD	625	(49,530)
Duke Energy Corp.	295	04/19/24	USD	100.00	USD	2,853	(7,375)
Eaton Corp. PLC	54	04/19/24	USD	310.00	USD	1,688	(43,200)
Exelon Corp.	170	04/19/24	USD	38.00	USD	639	(6,800)
Exelon Corp.	228	04/19/24	USD	35.00	USD	857	(71,820)
Hess Midstream LP, Class A	200	04/19/24	USD	36.00	USD	723	(14,000)
Ingersoll Rand, Inc.	150	04/19/24	USD	87.00	USD	1,424	(125,739)
Linde PLC	32	04/19/24	USD	450.00	USD	1,486	(52,480)
ON Semiconductor Corp.	134	04/19/24	USD	80.00	USD	986	(11,457)
Quanta Services, Inc.	74	04/19/24	USD	220.00	USD	1,923	(299,700)
Rogers Corp.	31	04/19/24	USD	115.00	USD	368	(17,205)
Sempra	316	04/19/24	USD	72.50	USD	2,270	(29,230)
Targa Resources Corp.	136	04/19/24	USD	110.00	USD	1,523	(45,560)
Trane Technologies PLC	100	04/19/24	USD	280.00	USD	3,002	(214,000)
Trane Technologies PLC	100	04/19/24	USD	290.00	USD	3,002	(125,500)
Union Pacific Corp.	34	04/19/24	USD	250.00	USD	836	(8,160)
Williams Cos., Inc.	28	04/19/24	USD	36.00	USD	109	(8,330)
Analog Devices, Inc.	42	04/26/24	USD	200.00	USD	831	(20,790)
Cheniere Energy, Inc.	82	04/26/24	USD	165.00	USD	1,322	(17,425)
First Solar, Inc.	35	04/26/24	USD	165.00	USD	591	(36,837)
ON Semiconductor Corp.	87	04/26/24	USD	80.00	USD	640	(10,484)
PG&E Corp.	693	04/26/24	USD	17.00	USD	1,161	(22,176)
Union Pacific Corp.	48	04/26/24	USD	250.00	USD	1,180	(20,640)
Analog Devices, Inc.	47	05/03/24	USD	195.00	USD	930	(35,955)
Cheniere Energy, Inc.	82	05/03/24	USD	165.00	USD	1,322	(25,830)
PG&E Corp.	846	05/03/24	USD	17.00	USD	1,418	(25,803)
Southern Co.	254	05/03/24	USD	71.00	USD	1,822	(54,610)
Union Pacific Corp.	22	05/10/24	USD	250.00	USD	541	(13,420)
A O Smith Corp.	197	05/17/24	USD	95.00	USD	1,762	(26,102)

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
American Electric Power Co., Inc.	114	05/17/24	USD	87.50	USD	982	$(19,665)
Carlisle Cos., Inc.	61	05/17/24	USD	370.00	USD	2,390	(185,440)
CenterPoint Energy, Inc.	304	05/17/24	USD	29.00	USD	866	(18,240)
Dominion Energy, Inc.	281	05/17/24	USD	50.00	USD	1,382	(40,745)
Duke Energy Corp.	195	05/17/24	USD	95.00	USD	1,886	(68,250)
Exelon Corp.	556	05/17/24	USD	37.76	USD	2,089	(51,151)
Hess Midstream LP, Class A	187	05/17/24	USD	34.00	USD	676	(50,490)
Ingersoll Rand, Inc.	328	05/17/24	USD	91.55	USD	3,114	(173,789)
Linde PLC	24	05/17/24	USD	475.00	USD	1,114	(20,280)
Pembina Pipeline Corp.	266	05/17/24	CAD	49.00	CAD	1,272	(9,524)
PG&E Corp.	714	05/17/24	USD	17.00	USD	1,197	(33,915)
Quanta Services, Inc.	86	05/17/24	USD	242.60	USD	2,234	(203,336)
Republic Services, Inc.	100	05/17/24	USD	186.00	USD	1,914	(84,772)
Sempra	363	05/17/24	USD	73.20	USD	2,607	(53,781)
Waste Management, Inc.	48	05/17/24	USD	210.00	USD	1,023	(37,920)
Williams Cos., Inc.	603	05/17/24	USD	37.00	USD	2,350	(149,242)
Pembina Pipeline Corp.	267	06/21/24	CAD	49.00	CAD	1,277	(13,207)

							$(3,208,060)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Atlas Copco AB, B Shares	Goldman Sachs International	250,000	04/02/24	SEK	149.22	SEK	39,524	$(210,633)
EDP - Energias de Portugal SA	Bank of America N.A.	33,200	04/02/24	EUR	3.94	EUR	120	(1)
EDP Renovaveis SA	Bank of America N.A.	4,700	04/02/24	EUR	15.53	EUR	59	—
Enel SpA	Morgan Stanley & Co. International PLC	476,200	04/02/24	EUR	6.44	EUR	2,914	(113)
Schneider Electric SE	Morgan Stanley & Co. International PLC	5,800	04/02/24	EUR	190.03	EUR	1,215	(123,407)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	103,000	04/02/24	DKK	207.75	DKK	19,864	(282)
Air Liquide SA	UBS AG	7,150	04/03/24	EUR	172.93	EUR	1,379	(154,477)
China Longyuan Power Group Corp. Ltd., Class H	Bank of America N.A.	597,000	04/03/24	HKD	4.71	HKD	3,278	(60,889)
Compagnie de Saint-Gobain S.A.	UBS AG	21,800	04/03/24	EUR	69.31	EUR	1,568	(64,571)
Kingspan Group PLC	Bank of America N.A.	14,400	04/03/24	EUR	82.72	EUR	1,216	(32,822)
National Grid PLC	Goldman Sachs International	68,200	04/03/24	GBP	10.20	GBP	728	(40,479)
Prysmian SpA	UBS AG	12,600	04/03/24	EUR	42.10	EUR	609	(85,924)
Vinci SA	UBS AG	51,800	04/03/24	EUR	117.51	EUR	6,162	(92,477)
NextEra Energy, Inc.	JPMorgan Chase Bank N.A.	38,700	04/05/24	USD	58.00	USD	2,473	(235,283)
Public Service Enterprise Group, Inc.	JPMorgan Chase Bank N.A.	20,700	04/08/24	USD	59.77	USD	1,382	(147,264)
EDP - Energias de Portugal SA	Bank of America N.A.	89,000	04/09/24	EUR	4.28	EUR	322	—
SSE PLC	Morgan Stanley & Co. International PLC	147,500	04/09/24	GBP	17.34	GBP	2,436	(2,941)
United Overseas Bank Ltd.	Goldman Sachs International	82,100	04/09/24	DKK	195.55	DKK	15,833	(31,202)
CMS Energy Corp.	Barclays Bank PLC	29,600	04/10/24	USD	57.90	USD	1,786	(79,152)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	282,000	04/10/24	EUR	3.92	EUR	1,020	(818)
NextEra Energy, Inc.	JPMorgan Chase Bank N.A.	38,700	04/12/24	USD	59.00	USD	2,473	(201,349)
Atlas Copco AB, B Shares	Goldman Sachs International	106,600	04/16/24	SEK	158.41	SEK	16,853	(29,402)
China Longyuan Power Group Corp. Ltd., Class H	Bank of America N.A.	670,000	04/16/24	HKD	6.01	HKD	3,679	(4,934)
Kingspan Group PLC	Bank of America N.A.	14,400	04/16/24	EUR	86.40	EUR	1,216	(13,267)
EDP - Energias de Portugal SA	Bank of America N.A.	193,000	04/17/24	EUR	3.77	EUR	698	(6,043)
TC Energy Corp.	Morgan Stanley & Co. International PLC	27,800	04/17/24	CAD	54.28	CAD	1,513	(13,031)
Xcel Energy, Inc.	Barclays Bank PLC	14,300	04/17/24	USD	60.78	USD	769	(1,299)
NextEra Energy, Inc.	Barclays Bank PLC	49,900	04/19/24	USD	59.82	USD	3,189	(227,915)
EDP Renovaveis SA	Bank of America N.A.	2,400	04/24/24	EUR	13.75	EUR	30	(254)
Enel SpA	Morgan Stanley & Co. International PLC	519,400	04/24/24	EUR	6.16	EUR	3,178	(51,110)
National Grid PLC	UBS AG	62,200	04/24/24	GBP	10.81	GBP	664	(9,848)
Neoenergia SA	Morgan Stanley & Co. International PLC	122,400	04/24/24	BRL	22.02	BRL	2,491	(427)
Air Liquide SA	Morgan Stanley & Co. International PLC	6,650	04/25/24	EUR	190.11	EUR	1,282	(36,568)
Atlas Copco AB, B Shares	UBS AG	16,000	04/25/24	SEK	157.46	SEK	2,530	(5,117)
EDP - Energias de Portugal SA	Bank of America N.A.	84,200	04/25/24	EUR	3.85	EUR	305	(2,396)
Schneider Electric SE	UBS AG	5,000	04/25/24	EUR	211.21	EUR	1,048	(22,371)

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
NextEra Energy, Inc.	Barclays Bank PLC	50,000	04/26/24	USD	61.01	USD	3,196	$(186,162)
TC Energy Corp.	Royal Bank of Canada	25,800	04/26/24	CAD	53.95	CAD	1,405	(21,669)
CMS Energy Corp.	Barclays Bank PLC	29,600	04/29/24	USD	57.90	USD	1,786	(93,840)
ASML Holding NV	Morgan Stanley & Co. International PLC	2,300	04/30/24	EUR	927.41	EUR	2,067	(58,922)
Compagnie de Saint-Gobain S.A.	Bank of America N.A.	28,300	04/30/24	EUR	71.23	EUR	2,036	(73,011)
Spirax-Sarco Engineering PLC	Morgan Stanley & Co. International PLC	19,900	04/30/24	GBP	109.19	GBP	2,000	(12,219)
Targa Resources Corp.	UBS AG	13,600	04/30/24	USD	108.04	USD	1,523	(63,867)
RWE AG	Bank of America N.A.	154,500	05/02/24	EUR	32.03	EUR	4,867	(117,034)
RWE AG	Bank of America N.A.	4,000	05/02/24	EUR	32.40	EUR	126	(2,474)
SSE PLC	Bank of America N.A.	21,100	05/02/24	GBP	16.74	GBP	349	(8,124)
EDP - Energias de Portugal SA	Bank of America N.A.	85,000	05/07/24	EUR	3.75	EUR	307	(1,863)
Neoenergia SA	JPMorgan Chase Bank N.A.	122,400	05/07/24	BRL	21.89	BRL	2,491	(1,558)
Prysmian SpA	UBS AG	20,700	05/07/24	EUR	46.24	EUR	1,001	(54,267)
STMicroelectronics NV	Bank of America N.A.	38,800	05/07/24	EUR	44.41	EUR	1,548	(14,810)
EDP Renovaveis SA	Bank of America N.A.	20,000	05/10/24	EUR	15.06	EUR	251	(552)
National Grid PLC	Goldman Sachs International	49,500	05/10/24	GBP	10.67	GBP	528	(16,622)
Pembina Pipeline Corp.	Morgan Stanley & Co. International PLC	13,700	05/13/24	CAD	47.15	CAD	655	(14,100)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. International PLC	23,200	05/13/24	USD	65.20	USD	1,549	(68,591)
TC Energy Corp.	Royal Bank of Canada	29,400	05/13/24	CAD	53.78	CAD	1,601	(35,891)
Xcel Energy, Inc.	Bank of America N.A.	12,600	05/13/24	USD	53.17	USD	677	(29,757)
EDP Renovaveis SA	Bank of America N.A.	60,900	05/14/24	EUR	13.28	EUR	764	(17,570)
Neoenergia SA	Morgan Stanley & Co. International PLC	54,200	05/16/24	BRL	21.04	BRL	1,103	(5,378)
Hubbell Inc.	Goldman Sachs International	4,200	05/20/24	USD	431.87	USD	1,743	(51,383)
EDP Renovaveis SA	Bank of America N.A.	83,400	05/21/24	EUR	13.09	EUR	1,047	(35,901)
Public Service Enterprise Group, Inc.	JPMorgan Chase Bank N.A.	20,700	06/03/24	USD	65.60	USD	1,382	(66,672)
Republic Services, Inc.	Bank of America N.A.	11,600	06/14/24	USD	191.60	USD	2,221	(73,573)

								$(3,113,876)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$28,278,316	$19,293,634	$—	$47,571,950
Chemicals	7,418,905	7,441,480	—	14,860,385
Commercial Services & Supplies	24,090,374	—	—	24,090,374
Construction & Engineering	11,615,658	19,011,878	—	30,627,536
Electric Utilities	92,337,835	35,337,323	—	127,675,158
Electrical Equipment	13,130,805	24,595,098	—	37,725,903
Electronic Equipment, Instruments & Components	3,234,302	3,812,529	—	7,046,831
Ground Transportation	14,700,613	—	—	14,700,613
Independent Power and Renewable Electricity Producers	—	26,818,211	—	26,818,211
Machinery	11,579,153	21,412,253	—	32,991,406
Multi-Utilities	47,249,657	6,922,590	—	54,172,247
Oil, Gas & Consumable Fuels	54,096,317	—	—	54,096,317
Semiconductors & Semiconductor Equipment	14,225,311	10,878,397	—	25,103,708
Short-Term Securities
Money Market Funds	9,973,977	—	—	9,973,977

	$331,931,223	$175,523,393	$—	$507,454,616

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,372,035)	$(3,949,901)	$—	$(6,321,936)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

LP	Limited Partnership

S C H E D U L E O F I N V E S T M E N T S	5